RECEIVABLES AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
RECEIVABLES AND OTHER ASSETS, NET [Abstract]
Receivables and Other Assets, Net

	December 31, 2014	December 31, 2013
Straight line rent receivables	$26,454	$522
Escrows held by lenders (A)	10,768	2,834
Other receivables	5,845	1,119
Prepaid expenses	3,217	2,444
Resident receivables, net	3,162	2,993
Deferred tax asset	4,672	1,179
Security deposits	1,225	1,289
Income tax receivable	1,870	—
Other assets	1,034	1,052
	$58,247	$13,432

(A) Escrows held by lenders represent amounts deposited in tax, insurance, and replacement reserve escrow accounts that are related to mortgage notes collateralized by New Senior's properties.

Allowance for Doubtful Accounts and Related Provision for Resident Receivables
Following is a summary of the allowance for doubtful accounts and the related provision for resident receivables:

Allowance for Doubtful Accounts:	Balance at Beginning of Year	Charged to Bad Debt	Writeoffs, Net of Recoveries	Balance at End of Year
January 1, 2012 - July 17, 2012	$1	$—	$(1)	$—
July 18, 2012 - December 31, 2012	—	11	(2)	9
Year ended December 31, 2013	9	314	(20)	303
Year ended December 31, 2014	$303	$922	$(1,035)	$190